Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of accounts receivable
	As of	As of
	December 31, 2025	December 31, 2024
Accounts receivable	$3,910,735	$1,277,928
Less: Allowance for expected credit loss (Note 34 (b))	(331,761)	-
	$3,578,974	$1,277,928

Schedule of maturity analysis

	As of	As of
	December 31, 2025	December 31, 2024
Not past due	$1,764,589	$1,210,294
Up to 30 days	249,410	49,695
31 to 90 days	1,558,011	17,939
91 to 180 days	5,499	-
Over 180 days	1,465	-
Accounts receivable, net	$3,578,974	$1,277,928